Statutory reserve	12 Months Ended
Dec. 31, 2011
Statutory reserve [Abstract]
Statutory reserve

15. Statutory reserve

The Group’s PRC consolidated subsidiaries are required under PRC laws to transfer at least 10% of their after tax profits as reported in their PRC statutory financial statements to a statutory surplus reserve. These entities are permitted to discontinue allocations to this reserve if the balance of such reserve has reached 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity shareholders. The statutory reserve is not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. For the years ended December 31, 2010 and 2011, the Group’s PRC consolidated subsidiaries made appropriations to the statutory reserve funds of $0 and $0, respectively. The accumulated balance of the statutory reserve funds maintained at these PRC consolidated subsidiaries as of December 31, 2010 and 2011 was $162 and $162, respectively.